Loans Receivable and Allowance for Loan Losses (Composition of the Loan Portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 850,302	$ 764,335
Deferred fees, net	(120)	(243)
Total loans receivable	850,182	764,092
Allowance for loan losses	(8,452)	(7,634)	$ (6,463)
Net loans receivable	$ 841,730	$ 756,458
Percent of Loans	100.00%	100.00%
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 235,523	$ 235,759
Allowance for loan losses	$ (1,328)	$ (1,272)	(1,092)
Percent of Loans	27.70%	30.80%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 374,790	$ 342,934
Allowance for loan losses	$ (5,455)	$ (5,265)	(4,623)
Percent of Loans	44.10%	44.90%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 17,445	$ 17,228
Allowance for loan losses	$ (93)	$ (90)	(78)
Percent of Loans	2.00%	2.30%
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 110,542	$ 97,461
Allowance for loan losses	$ (712)	$ (463)	(307)
Percent of Loans	13.00%	12.70%
Consumer Loans To Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 112,002	$ 70,953
Allowance for loan losses	$ (864)	$ (544)	$ (363)
Percent of Loans	13.20%	9.30%